Income Taxes (Tables)	6 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of loss before provision for income taxes
	For the six months ended December 31, 2021	For the six months ended December 31, 2020
	(Unaudited)	(Unaudited)
Cayman	$(182,935)	$(3,642,271)
United States	(357,382)	(386,621)
Hong Kong	-	(944,722)
	$(540,317)	$(4,973,614)

Schedule of components of deferred tax assets
	December 31, 2021	June 30, 2021
	(Unaudited)
Deferred tax assets
Net operating loss carryforward in the U.S.	373,237	278,531
Net operating loss carryforward in Hong Kong	95,253	95,253
Valuation allowance	(468,490)	(373,784)
Total net deferred tax assets	$-	$-